PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 91.2%
Corporate Bonds 20.7%
Argentina 0.3%
YPF SA, Sr. Unsec’d. Notes	8.500%	07/28/25	155	$128,537
Azerbaijan 0.5%
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30	200	241,172
Brazil 1.0%
Petrobras Global Finance BV,
Gtd. Notes	5.999	01/27/28	95	104,542
Gtd. Notes	6.900	03/19/49	140	156,437
Gtd. Notes	7.375	01/17/27	18	21,175
Gtd. Notes	8.750	05/23/26	87	108,687
Gtd. Notes, 144A	5.093	01/15/30	67	69,102

Vale Overseas Ltd., Gtd. Notes	3.750	07/08/30	35	37,570
				497,513
Chile 0.5%
Corp Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	4.875	11/04/44	200	256,415
China 1.4%
Country Garden Holdings Co. Ltd., Sr. Sec’d. Notes	8.000	01/27/24	200	217,667
Sinochem Overseas Capital Co. Ltd., Gtd. Notes	6.300	11/12/40	130	197,397
Sinopec Group Overseas Development 2018 Ltd., Gtd. Notes, 144A	3.680	08/08/49	200	240,718
				655,782
India 0.8%
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27	200	194,754
Indian Railway Finance Corp. Ltd., Sr. Unsec’d. Notes, MTN	3.950	02/13/50	200	190,673
				385,427

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Indonesia 1.9%
Indonesia Asahan Aluminium Persero PT, Sr. Unsec’d. Notes, 144A	4.750%	05/15/25	200	$220,524
Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875	10/01/24	200	217,173
Pertamina Persero PT, Sr. Unsec’d. Notes	6.000	05/03/42	200	257,724
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24	250	236,627
				932,048
Kazakhstan 1.1%
Kazakhstan Temir Zholy Finance BV, Gtd. Notes	6.950	07/10/42	200	274,765
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes	5.750	04/19/47	200	249,308
				524,073
Kuwait 0.5%
MEGlobal Canada ULC, Gtd. Notes, 144A, MTN	5.875	05/18/30	200	237,071
Malaysia 1.8%
Petroliam Nasional Bhd, Sr. Unsec’d. Notes	7.625	10/15/26	250	341,195
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	200	275,190
Gtd. Notes, MTN	4.550	04/21/50	200	275,189
				891,574
Mexico 5.0%
Mexico City Airport Trust, Sr. Sec’d. Notes	4.250	10/31/26	400	362,215
Nemak SAB de CV, Sr. Unsec’d. Notes	4.750	01/23/25	200	194,882
Orbia Advance Corp. SAB de CV, Gtd. Notes	5.500	01/15/48	200	220,083
Petroleos Mexicanos,
Gtd. Notes	6.350	02/12/48	170	133,996
Gtd. Notes	6.500	03/13/27	465	443,656
Gtd. Notes	6.500	01/23/29	205	189,135

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Petroleos Mexicanos, (cont’d.)
Gtd. Notes	6.500%	06/02/41(a)		435	$352,347
Gtd. Notes	7.690	01/23/50		110	96,472
Gtd. Notes, 144A	5.950	01/28/31		75	64,514
Gtd. Notes, 144A	6.490	01/23/27		20	19,100
Gtd. Notes, 144A	6.840	01/23/30		143	132,695
Gtd. Notes, 144A	7.690	01/23/50		75	65,776
Gtd. Notes, MTN	6.875	08/04/26		160	159,132
					2,434,003
Russia 1.3%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes, EMTN	7.288	08/16/37		100	144,086
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34		325	497,738
					641,824
Saudi Arabia 0.5%
Saudi Arabian Oil Co., Sr. Unsec’d. Notes, EMTN	4.250	04/16/39		200	241,098
South Africa 1.6%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		200	201,512
Sr. Unsec’d. Notes	7.125	02/11/25		200	191,450
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		200	192,200
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		200	195,301
					780,463
Trinidad & Tobago 0.2%
Trinidad Petroleum Holdings Ltd., Sr. Sec’d. Notes, 144A	9.750	06/15/26		91	94,607
Tunisia 0.6%
Banque Centrale de Tunisie International Bond,
Sr. Unsec’d. Notes	5.625	02/17/24	EUR	140	150,760
Sr. Unsec’d. Notes	6.750	10/31/23	EUR	100	111,539
					262,299

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Ukraine 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125%	07/19/24	EUR	100	$114,707
United Arab Emirates 1.0%
Abu Dhabi Crude Oil Pipeline LLC, Sr. Sec’d. Notes	3.650	11/02/29		200	231,795
DP World PLC, Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		200	267,719
					499,514
United States 0.4%
JBS Investments II GmbH, Gtd. Notes, 144A	5.750	01/15/28		200	212,566
Venezuela 0.1%
Petroleos de Venezuela SA,
First Lien	8.500	10/27/20		205	20,500
Sr. Unsec’d. Notes	5.375	04/12/27(d)		205	5,125
Sr. Unsec’d. Notes	6.000	05/16/24(d)		45	1,125
Sr. Unsec’d. Notes	6.000	11/15/26(d)		65	1,625
					28,375

Total Corporate Bonds (cost $10,123,719)					10,059,068
Sovereign Bonds 70.5%
Angola 1.8%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		200	169,020
Sr. Unsec’d. Notes	9.500	11/12/25		400	364,874
Sr. Unsec’d. Notes, 144A	9.375	05/08/48		200	164,034
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		200	166,627
					864,555
Argentina 2.4%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	3.375	01/15/23	EUR	300	149,377
Sr. Unsec’d. Notes	3.380(cc)	12/31/38	EUR	70	32,983
Sr. Unsec’d. Notes	3.750(cc)	12/31/38		110	45,783

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Argentina (cont’d.)
Argentine Republic Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	3.875%	01/15/22	EUR	200	$100,046
Sr. Unsec’d. Notes	4.625	01/11/23		40	17,650
Sr. Unsec’d. Notes	5.625	01/26/22		260	114,797
Sr. Unsec’d. Notes	6.875	04/22/21		390	175,276
Sr. Unsec’d. Notes	6.875	01/11/48		30	12,315
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	275	153,652
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	179	99,517
Sr. Unsec’d. Notes	8.280	12/31/33		210	106,797
Sr. Unsec’d. Notes	8.280	12/31/33		42	21,120
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	49,001
Sr. Unsec’d. Notes, 144A	9.125	03/16/24		245	107,301
					1,185,615
Bahrain 1.4%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29		200	221,368
Sr. Unsec’d. Notes	7.000	01/26/26		200	224,188
Sr. Unsec’d. Notes	7.500	09/20/47		200	223,480
					669,036
Belarus 0.4%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	7.625	06/29/27		200	208,575
Brazil 2.3%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		228	233,700
Brazilian Government International Bond,
Sr. Unsec’d. Notes	5.625	01/07/41		120	136,211
Sr. Unsec’d. Notes	7.125	01/20/37		375	482,195
Sr. Unsec’d. Notes	8.250	01/20/34		205	283,197
					1,135,303
Cameroon 0.4%
Republic of Cameroon International Bond, Sr. Unsec’d. Notes	9.500	11/19/25		200	209,270

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia 2.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes	6.125%	01/18/41		135	$181,319
Sr. Unsec’d. Notes	7.375	09/18/37		575	839,020
					1,020,339
Congo (Republic) 0.1%
Congolese International Bond, Sr. Unsec’d. Notes	6.000	06/30/29		85	66,881
Costa Rica 1.1%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375	04/30/25		400	370,238
Sr. Unsec’d. Notes	7.158	03/12/45		200	178,663
					548,901
Croatia 0.5%
Croatia Government International Bond,
Sr. Unsec’d. Notes	2.750	01/27/30	EUR	100	137,375
Unsec’d. Notes	1.500	06/17/31	EUR	100	122,507
					259,882
Dominican Republic 2.8%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.875	04/18/24		305	320,308
Sr. Unsec’d. Notes	6.875	01/29/26		400	440,649
Sr. Unsec’d. Notes	7.450	04/30/44		540	608,310
					1,369,267
Ecuador 1.2%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	8.750	06/02/23		400	212,952
Sr. Unsec’d. Notes	8.875	10/23/27		500	255,691
Sr. Unsec’d. Notes	10.650(cc)	01/31/29		200	101,735
					570,378
Egypt 2.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes	7.625	05/29/32		200	195,696

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Egypt (cont’d.)
Egypt Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	6.375%	04/11/31	EUR	200	$218,399
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	200	223,222
Sr. Unsec’d. Notes, MTN	7.500	01/31/27		200	209,117
Sr. Unsec’d. Notes, MTN	8.500	01/31/47		250	246,747
					1,093,181
El Salvador 1.3%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	6.375	01/18/27		325	289,564
Sr. Unsec’d. Notes	7.650	06/15/35		57	51,265
Sr. Unsec’d. Notes	7.750	01/24/23		145	142,693
Sr. Unsec’d. Notes	8.250	04/10/32		145	137,716
					621,238
Gabon 0.8%
Gabon Government International Bond,
Bonds	6.375	12/12/24		200	197,181
Sr. Unsec’d. Notes	6.950	06/16/25		200	196,724
					393,905
Ghana 1.6%
Ghana Government International Bond,
Bank Gtd. Notes	10.750	10/14/30		200	239,508
Sr. Unsec’d. Notes	7.875	03/26/27		200	194,945
Sr. Unsec’d. Notes, 144A	6.375	02/11/27		200	184,685
Sr. Unsec’d. Notes, 144A	7.875	02/11/35		200	177,478
					796,616
Guatemala 0.5%
Guatemala Government Bond, Sr. Unsec’d. Notes	4.875	02/13/28		200	221,896
Honduras 0.5%
Honduras Government International Bond, Sr. Unsec’d. Notes	7.500	03/15/24		200	218,524

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary 1.3%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750%	06/05/35	EUR	167	$206,712
Sr. Unsec’d. Notes	7.625	03/29/41		240	421,034
					627,746
India 0.4%
Export-Import Bank of India, Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		200	202,819
Indonesia 2.9%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	118,866
Sr. Unsec’d. Notes	4.450	04/15/70		200	249,707
Sr. Unsec’d. Notes	7.750	01/17/38		160	253,395
Sr. Unsec’d. Notes	8.500	10/12/35		150	245,415
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	100	136,870
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	245,877
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	154,107
					1,404,237
Iraq 0.8%
Iraq International Bond,
Sr. Unsec’d. Notes	5.800	01/15/28		234	216,539
Sr. Unsec’d. Notes	6.752	03/09/23		200	190,615
					407,154
Israel 0.6%
Israel Government International Bond, Sr. Unsec’d. Notes	4.500	04/03/2120		200	292,695
Ivory Coast 1.2%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	100	109,740
Sr. Unsec’d. Notes	6.375	03/03/28		200	204,132
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	100	104,396
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	150	164,340
					582,608

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Jamaica 1.1%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	7.625%	07/09/25	225	$257,672
Sr. Unsec’d. Notes	8.000	03/15/39	200	263,449
				521,121
Jordan 0.4%
Jordan Government International Bond, Sr. Unsec’d. Notes	7.375	10/10/47	200	208,769
Kazakhstan 0.6%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	6.500	07/21/45	200	312,311
Kenya 0.8%
Kenya Government International Bond,
Sr. Unsec’d. Notes	7.000	05/22/27	200	196,873
Sr. Unsec’d. Notes	8.250	02/28/48	200	195,428
				392,301
Lebanon 0.4%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23(d)	102	17,437
Sr. Unsec’d. Notes	6.650	04/22/24(d)	52	8,751
Sr. Unsec’d. Notes	6.750	11/29/27(d)	20	3,312
Sr. Unsec’d. Notes	7.000	04/22/31(d)	35	5,623
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)	65	11,700
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)	140	22,491
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)	115	20,463
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)	150	25,284
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)	400	65,324
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)	45	6,920
				187,305
Luxembourg 0.2%
Ecuador Social Bond Sarl, Gov’t. Gtd. Notes, 144A	4.573(s)	01/30/35	193	120,949

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 0.6%
Mexico Government International Bond,
Sr. Unsec’d. Notes, GMTN	5.750%	10/12/2110		126	$150,866
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		122	158,152
					309,018
Morocco 0.2%
Morocco Government International Bond, Sr. Unsec’d. Notes	1.500	11/27/31	EUR	100	113,341
Mozambique 0.4%
Mozambique International Bond, Unsec’d. Notes	5.000(cc)	09/15/31		200	171,035
Namibia 0.4%
Namibia International Bonds, Sr. Unsec’d. Notes	5.250	10/29/25		200	200,441
Nigeria 1.7%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.625	11/21/25		200	206,080
Sr. Unsec’d. Notes	8.747	01/21/31		400	411,504
Sr. Unsec’d. Notes, 144A	7.696	02/23/38		200	186,446
					804,030
Oman 1.2%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26		200	186,625
Sr. Unsec’d. Notes	6.500	03/08/47		225	199,544
Sr. Unsec’d. Notes, 144A	6.750	01/17/48		200	177,394
					563,563
Pakistan 0.8%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	09/30/25		370	389,938

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Panama 1.9%
Panama Government International Bond,
Sr. Unsec’d. Notes	6.700%	01/26/36	485	$745,438
Sr. Unsec’d. Notes	9.375	04/01/29	105	164,897
				910,335
Papua New Guinea 0.4%
Papua New Guinea Government International Bond, Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	191,551
Paraguay 0.5%
Paraguay Government International Bond, Sr. Unsec’d. Notes	4.700	03/27/27	200	227,779
Peru 1.9%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.783	01/23/31	30	33,451
Sr. Unsec’d. Notes	5.625	11/18/50	50	85,133
Sr. Unsec’d. Notes	6.550	03/14/37	75	120,279
Sr. Unsec’d. Notes	8.750	11/21/33	405	707,057
				945,920
Philippines 1.9%
Philippine Government International Bond,
Sr. Unsec’d. Notes	2.950	05/05/45	200	223,886
Sr. Unsec’d. Notes	3.950	01/20/40	200	247,444
Sr. Unsec’d. Notes	6.375	10/23/34	100	151,343
Sr. Unsec’d. Notes	7.750	01/14/31	200	311,456
				934,129
Qatar 3.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes	5.103	04/23/48	600	882,990
Sr. Unsec’d. Notes, 144A	4.817	03/14/49	455	650,299
				1,533,289
Romania 1.8%
Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48	70	86,856
Sr. Unsec’d. Notes, 144A	4.000	02/14/51	20	21,036

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania (cont’d.)
Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.125%	06/15/48		44	$54,595
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	23	32,525
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	213	284,900
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	103	145,658
Sr. Unsec’d. Notes, EMTN	6.125	01/22/44		192	262,790
					888,360
Russia 2.7%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	5.100	03/28/35		400	500,470
Sr. Unsec’d. Notes	5.625	04/04/42		400	546,940
Sr. Unsec’d. Notes	12.750	06/24/28		140	242,126
					1,289,536
Saudi Arabia 2.3%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		400	569,573
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		200	258,884
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		200	274,046
					1,102,503
Senegal 0.4%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	6.750	03/13/48		205	194,589
Serbia 0.7%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	200	225,621
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	100	125,350
					350,971
South Africa 1.5%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030	8.000	01/31/30	ZAR	340	18,356
Sr. Unsec’d. Notes, Series 2032	8.250	03/31/32	ZAR	755	38,432
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300	10/12/28		200	188,202

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
South Africa (cont’d.)
Republic of South Africa Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	4.875%	04/14/26		200	$201,879
Sr. Unsec’d. Notes	5.750	09/30/49		200	178,249
Sr. Unsec’d. Notes	6.250	03/08/41		100	98,561
					723,679
Sri Lanka 2.1%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	01/18/22		200	174,031
Sr. Unsec’d. Notes	6.200	05/11/27		200	147,234
Sr. Unsec’d. Notes	6.250	10/04/20		100	97,001
Sr. Unsec’d. Notes	6.350	06/28/24		200	159,103
Sr. Unsec’d. Notes	6.850	11/03/25		550	424,134
					1,001,503
Turkey 2.0%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250	04/14/26		200	174,693
Sr. Unsec’d. Notes	5.600	11/14/24		320	304,991
Sr. Unsec’d. Notes	5.750	05/11/47		200	159,004
Sr. Unsec’d. Notes	6.000	01/14/41		200	166,903
Sr. Unsec’d. Notes	6.875	03/17/36		95	88,168
Sr. Unsec’d. Notes	7.375	02/05/25		20	20,329
Sr. Unsec’d. Notes	7.625	04/26/29		80	81,173
					995,261
Ukraine 3.9%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	05/31/40		114	99,855
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	400	473,602
Sr. Unsec’d. Notes	7.750	09/01/25		215	221,910
Sr. Unsec’d. Notes	7.750	09/01/26		350	358,902
Sr. Unsec’d. Notes	7.750	09/01/27		100	102,152
Sr. Unsec’d. Notes	9.750	11/01/28		200	223,380
Sr. Unsec’d. Notes, 144A	7.253	03/15/33		200	194,681

Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750	01/22/25		200	206,823
					1,881,305

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
United Arab Emirates 1.9%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125%	09/30/49	200	$223,916
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50	200	253,575

Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, EMTN	5.250	01/30/43	200	229,660
Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50	200	210,428
				917,579
Uruguay 1.5%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125	11/20/45	40	49,420
Sr. Unsec’d. Notes	4.975	04/20/55	135	187,638
Sr. Unsec’d. Notes	5.100	06/18/50	120	167,848
Sr. Unsec’d. Notes	7.625	03/21/36	215	342,505
				747,411
Venezuela 0.0%
Venezuela Government International Bond, Sr. Unsec’d. Notes	12.750	08/23/22(d)	180	12,541
Zambia 0.5%
Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500	04/14/24	200	111,203
Sr. Unsec’d. Notes	8.970	07/30/27	200	113,466
				224,669

Total Sovereign Bonds (cost $35,514,948)				34,337,653

Total Long-Term Investments (cost $45,638,667)				44,396,721

Shares
Short-Term Investments 16.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	7,638,589	7,638,589

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $364,112; includes $363,980 of cash collateral for securities on loan)(b)(w)	364,112	$364,076

Total Short-Term Investments (cost $8,002,701)		8,002,665

TOTAL INVESTMENTS 107.6% (cost $53,641,368)		52,399,386
Liabilities in excess of other assets(z) (7.6)%		(3,710,721)

Net Assets 100.0%		$48,688,665

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OTC—Over-the-counter
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $352,528; cash collateral of $363,980 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
21	10 Year U.S. Treasury Notes	Sep. 2020	$2,941,641	$27,814
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	910,750	41,338
				69,152
Short Positions:
1	5 Year Euro-Bobl	Sep. 2020	159,306	(201)
8	5 Year U.S. Treasury Notes	Sep. 2020	1,009,000	(2,494)
10	10 Year Euro-Bund	Sep. 2020	2,091,097	(20,823)
13	20 Year U.S. Treasury Bonds	Sep. 2020	2,369,656	(76,208)
1	Euro Schatz Index	Sep. 2020	132,130	(125)
				(99,851)
				$(30,699)
Forward foreign currency exchange contracts outstanding at July 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	258	$47,488	$49,480	$1,992	$—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	239	44,800	45,873	1,073	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	236	$44,000	$45,182	$1,182	$—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	418	79,655	80,197	542	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	176	33,000	33,661	661	—
Expiring 09/02/20	BNP Paribas S.A.	BRL	306	59,000	58,650	—	(350)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	209	40,250	39,952	—	(298)
Chilean Peso,
Expiring 09/16/20	Barclays Bank PLC	CLP	49,856	64,000	65,884	1,884	—
Expiring 09/16/20	Citibank, N.A.	CLP	38,689	47,548	51,127	3,579	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	75,001	98,000	99,113	1,113	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	72,542	91,000	95,864	4,864	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	61,502	80,000	81,275	1,275	—
Chinese Renminbi,
Expiring 08/07/20	BNP Paribas S.A.	CNH	782	109,000	111,770	2,770	—
Expiring 08/07/20	Citibank, N.A.	CNH	1,516	214,000	216,713	2,713	—
Expiring 08/07/20	Citibank, N.A.	CNH	1,134	160,000	162,096	2,096	—
Expiring 08/07/20	Citibank, N.A.	CNH	1,095	154,000	156,516	2,516	—
Expiring 08/07/20	Citibank, N.A.	CNH	986	141,000	141,045	45	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,736	247,466	248,207	741	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,225	173,000	175,142	2,142	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	669	94,572	95,636	1,064	—
Expiring 08/07/20	UBS AG	CNH	1,477	210,552	211,239	687	—
Expiring 08/07/20	UBS AG	CNH	460	65,615	65,714	99	—
Expiring 05/14/21	Citibank, N.A.	CNH	994	142,393	139,813	—	(2,580)
Colombian Peso,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	COP	202,301	54,000	53,999	—	(1)
Czech Koruna,
Expiring 10/19/20	Barclays Bank PLC	CZK	2,301	104,000	103,316	—	(684)
Expiring 10/19/20	Goldman Sachs International	CZK	2,111	89,205	94,784	5,579	—
Expiring 10/19/20	HSBC Bank USA, N.A.	CZK	2,101	94,000	94,318	318	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	1,984	88,000	89,074	1,074	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CZK	1,390	$62,378	$62,417	$39	$—
Expiring 10/19/20	UBS AG	CZK	540	23,752	24,269	517	—
Euro,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	52	61,500	61,470	—	(30)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	51	60,031	59,734	—	(297)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	43	48,698	50,400	1,702	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	110	129,543	129,580	37	—
Hungarian Forint,
Expiring 10/19/20	Barclays Bank PLC	HUF	21,220	73,000	72,547	—	(453)
Expiring 10/19/20	Citibank, N.A.	HUF	12,529	42,768	42,832	64	—
Expiring 10/19/20	Citibank, N.A.	HUF	10,044	33,500	34,338	838	—
Expiring 10/19/20	HSBC Bank USA, N.A.	HUF	10,023	33,500	34,266	766	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	HUF	19,953	68,000	68,213	213	—
Expiring 10/19/20	UBS AG	HUF	27,314	93,000	93,380	380	—
Indian Rupee,
Expiring 09/16/20	Citibank, N.A.	INR	3,620	47,488	48,068	580	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	7,492	99,000	99,476	476	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	9,134	121,000	121,271	271	—
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	480,454	32,724	32,393	—	(331)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	920,115	63,000	62,035	—	(965)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	882,233	58,465	59,481	1,016	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	844,623	55,421	56,945	1,524	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	710,129	48,689	47,878	—	(811)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	455,740	30,201	30,726	525	—
Expiring 09/16/20	The Toronto-Dominion Bank	IDR	1,196,691	79,209	80,682	1,473	—
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	283	83,235	83,236	1	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 09/16/20	Barclays Bank PLC	ILS	153	$44,933	$44,950	$17	$—
Expiring 09/16/20	Citibank, N.A.	ILS	513	149,000	150,930	1,930	—
Expiring 09/16/20	Goldman Sachs International	ILS	327	96,000	96,119	119	—
Expiring 09/16/20	HSBC Bank USA, N.A.	ILS	145	41,917	42,491	574	—
Japanese Yen,
Expiring 10/19/20	Bank of America, N.A.	JPY	7,679	73,123	72,614	—	(509)
Expiring 10/19/20	Citibank, N.A.	JPY	16,620	155,827	157,167	1,340	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	5,378	50,870	50,859	—	(11)
Mexican Peso,
Expiring 09/17/20	HSBC Bank USA, N.A.	MXN	1,931	87,526	86,247	—	(1,279)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,093	47,541	48,804	1,263	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,022	44,876	45,630	754	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,036	46,663	46,255	—	(408)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	996	45,659	44,465	—	(1,194)
New Taiwanese Dollar,
Expiring 09/16/20	Credit Suisse International	TWD	3,485	119,000	119,298	298	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	5,178	177,000	177,252	252	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	4,132	140,910	141,439	529	—
Peruvian Nuevo Sol,
Expiring 09/16/20	Citibank, N.A.	PEN	398	113,736	112,654	—	(1,082)
Expiring 09/16/20	Citibank, N.A.	PEN	286	81,184	80,993	—	(191)
Expiring 09/16/20	Goldman Sachs International	PEN	95	27,800	26,920	—	(880)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	246	71,187	69,621	—	(1,566)
Philippine Peso,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	6,636	132,000	134,737	2,737	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	6,079	122,000	123,444	1,444	—
Polish Zloty,
Expiring 10/19/20	Barclays Bank PLC	PLN	297	79,000	79,228	228	—
Expiring 10/19/20	Barclays Bank PLC	PLN	196	51,660	52,441	781	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	597	$150,272	$159,446	$9,174	$—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	135	36,000	35,977	—	(23)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	123	32,340	32,832	492	—
Expiring 10/19/20	Morgan Stanley & Co. International PLC	PLN	257	68,000	68,752	752	—
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	3,820	54,596	51,171	—	(3,425)
Expiring 09/16/20	Barclays Bank PLC	RUB	1,576	22,617	21,112	—	(1,505)
Expiring 09/16/20	Barclays Bank PLC	RUB	1,473	21,146	19,736	—	(1,410)
Expiring 09/16/20	Citibank, N.A.	RUB	3,369	47,350	45,132	—	(2,218)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	3,534	47,739	47,339	—	(400)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	9,610	133,608	128,722	—	(4,886)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	9,610	136,328	128,723	—	(7,605)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	4,561	65,000	61,089	—	(3,911)
Singapore Dollar,
Expiring 09/16/20	HSBC Bank USA, N.A.	SGD	133	96,422	96,583	161	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	525	377,905	382,039	4,134	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	222	162,000	161,845	—	(155)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	157	113,000	114,318	1,318	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	141	101,740	102,437	697	—
Expiring 09/16/20	The Toronto-Dominion Bank	SGD	152	110,086	110,861	775	—
South African Rand,
Expiring 09/16/20	Barclays Bank PLC	ZAR	1,315	79,000	76,529	—	(2,471)
Expiring 09/16/20	Barclays Bank PLC	ZAR	994	60,000	57,835	—	(2,165)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	938	56,000	54,587	—	(1,413)
South Korean Won,
Expiring 09/16/20	Citibank, N.A.	KRW	55,942	46,298	46,820	522	—
Expiring 09/16/20	Citibank, N.A.	KRW	51,765	43,307	43,325	18	—
Expiring 09/16/20	Credit Suisse International	KRW	144,692	121,000	121,100	100	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/16/20	Goldman Sachs International	KRW	128,191	$107,000	$107,290	$290	$—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	132,890	111,000	111,222	222	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	126,151	106,000	105,582	—	(418)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	119,492	99,000	100,009	1,009	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	110,220	91,318	92,248	930	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	203,317	170,000	170,166	166	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	109,675	91,318	91,792	474	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	100,786	84,000	84,353	353	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	71,405	59,836	59,763	—	(73)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	57,110	47,548	47,798	250	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	KRW	57,525	48,260	48,146	—	(114)
Thai Baht,
Expiring 09/16/20	Barclays Bank PLC	THB	1,860	59,000	59,645	645	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	4,228	137,000	135,577	—	(1,423)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	3,929	127,000	125,987	—	(1,013)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	3,214	104,000	103,044	—	(956)
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	3,204	101,598	102,747	1,149	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	3,179	101,000	101,919	919	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	1,269	40,105	40,674	569	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	4,857	156,000	155,750	—	(250)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	3,762	119,889	120,630	741	—
Turkish Lira,
Expiring 09/16/20	Barclays Bank PLC	TRY	689	98,000	95,143	—	(2,857)
Expiring 09/16/20	Barclays Bank PLC	TRY	415	59,000	57,292	—	(1,708)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	722	102,000	99,788	—	(2,212)
				$10,718,684	$10,750,710	88,557	(56,531)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/20/20	Bank of America, N.A.	AUD	69	$49,427	$49,384	$43	$—
Expiring 10/20/20	Deutsche Bank AG	AUD	82	58,686	58,809	—	(123)
Expiring 10/20/20	HSBC Bank USA, N.A.	AUD	390	270,721	278,456	—	(7,735)
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	253	47,548	48,452	—	(904)
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	254	47,683	48,610	—	(927)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	821	156,181	157,332	—	(1,151)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	418	79,565	80,097	—	(532)
Chilean Peso,
Expiring 09/16/20	Barclays Bank PLC	CLP	45,455	60,031	60,069	—	(38)
Expiring 09/16/20	Citibank, N.A.	CLP	76,818	99,985	101,515	—	(1,530)
Expiring 09/16/20	Citibank, N.A.	CLP	52,087	67,296	68,832	—	(1,536)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	295,070	362,093	389,930	—	(27,837)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	32,711	43,392	43,228	164	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	73,085	89,000	96,581	—	(7,581)
Chinese Renminbi,
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	1,058	151,000	151,293	—	(293)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	844	120,000	120,623	—	(623)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	994	142,624	139,813	2,811	—
Colombian Peso,
Expiring 09/16/20	BNP Paribas S.A.	COP	226,793	63,306	60,537	2,769	—
Expiring 09/16/20	Citibank, N.A.	COP	179,980	47,488	48,041	—	(553)
Expiring 09/16/20	Goldman Sachs International	COP	227,318	63,362	60,677	2,685	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	287,081	76,000	76,629	—	(629)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	255,453	67,895	68,187	—	(292)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	215,884	59,926	57,625	2,301	—
Euro,
Expiring 10/19/20	Bank of America, N.A.	EUR	6	7,283	7,408	—	(125)
Expiring 10/19/20	BNP Paribas S.A.	EUR	497	564,623	586,585	—	(21,962)
Expiring 10/19/20	BNP Paribas S.A.	EUR	141	166,602	166,373	229	—
Expiring 10/19/20	Deutsche Bank AG	EUR	18	21,095	21,717	—	(622)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/19/20	HSBC Bank USA, N.A.	EUR	129	$151,994	$152,043	$—	$(49)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	50	57,651	59,499	—	(1,848)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	43	48,833	50,483	—	(1,650)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	18	20,858	21,498	—	(640)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	15	17,576	18,092	—	(516)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	485	548,995	572,675	—	(23,680)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	149	173,525	175,936	—	(2,411)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	96	111,504	113,427	—	(1,923)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	68	79,350	80,374	—	(1,024)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	33	39,103	39,264	—	(161)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	10	11,899	12,151	—	(252)
Expiring 10/19/20	UBS AG	EUR	14	16,357	16,840	—	(483)
Expiring 11/03/20	Morgan Stanley & Co. International PLC	EUR	1,005	1,136,889	1,186,643	—	(49,754)
Hungarian Forint,
Expiring 10/19/20	Citibank, N.A.	HUF	29,507	94,255	100,878	—	(6,623)
Indian Rupee,
Expiring 09/16/20	Citibank, N.A.	INR	7,313	96,000	97,100	—	(1,100)
Expiring 09/16/20	Citibank, N.A.	INR	3,302	44,019	43,836	183	—
Expiring 09/16/20	HSBC Bank USA, N.A.	INR	11,595	151,000	153,940	—	(2,940)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	14,679	191,000	194,888	—	(3,888)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	9,475	123,000	125,803	—	(2,803)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	8,378	110,000	111,241	—	(1,241)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	6,330	84,145	84,048	97	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	1,239	16,265	16,445	—	(180)
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	259,550	18,260	17,499	761	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,645,997	$111,000	$110,975	$25	$—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,180,000	80,000	79,557	443	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	1,085,745	74,000	73,202	798	—
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	875,383	59,000	59,019	—	(19)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,299,584	88,000	87,619	381	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,210,752	85,000	81,630	3,370	—
Israeli Shekel,
Expiring 09/16/20	Citibank, N.A.	ILS	403	117,000	118,594	—	(1,594)
Expiring 09/16/20	Citibank, N.A.	ILS	303	88,000	89,198	—	(1,198)
Mexican Peso,
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,760	78,000	78,592	—	(592)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,344	60,031	60,021	10	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,091	47,548	48,737	—	(1,189)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,047	44,876	46,756	—	(1,880)
New Taiwanese Dollar,
Expiring 09/16/20	Citibank, N.A.	TWD	3,609	124,000	123,538	462	—
Expiring 09/16/20	HSBC Bank USA, N.A.	TWD	4,689	160,000	160,485	—	(485)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	3,929	134,000	134,471	—	(471)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	3,754	128,000	128,511	—	(511)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	1,031	35,354	35,291	63	—
Peruvian Nuevo Sol,
Expiring 09/16/20	Citibank, N.A.	PEN	492	139,000	139,213	—	(213)
Expiring 09/16/20	Citibank, N.A.	PEN	451	129,000	127,578	1,422	—
Expiring 09/16/20	Citibank, N.A.	PEN	383	111,000	108,164	2,836	—
Expiring 09/16/20	Citibank, N.A.	PEN	351	101,000	99,191	1,809	—
Expiring 09/16/20	Citibank, N.A.	PEN	227	65,620	64,219	1,401	—
Expiring 09/16/20	HSBC Bank USA, N.A.	PEN	391	111,000	110,661	339	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	233	66,426	65,968	458	—
Philippine Peso,
Expiring 09/16/20	Citibank, N.A.	PHP	5,670	112,808	115,136	—	(2,328)
Expiring 09/16/20	Citibank, N.A.	PHP	3,519	71,110	71,447	—	(337)
Expiring 09/16/20	Citibank, N.A.	PHP	2,437	47,931	49,477	—	(1,546)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/16/20	Citibank, N.A.	PHP	1,333	$26,561	$27,058	$—	$(497)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	8,685	173,671	176,346	—	(2,675)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	2,605	51,369	52,887	—	(1,518)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	2,198	44,636	44,631	5	—
Polish Zloty,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	PLN	346	88,000	92,385	—	(4,385)
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	4,910	69,000	65,766	3,234	—
Expiring 09/16/20	Barclays Bank PLC	RUB	3,183	44,876	42,639	2,237	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	4,050	56,000	54,243	1,757	—
Singapore Dollar,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	208	149,000	151,159	—	(2,159)
South African Rand,
Expiring 09/16/20	Citibank, N.A.	ZAR	3,170	186,388	184,516	1,872	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	1,001	60,748	58,265	2,483	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	781	46,663	45,482	1,181	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	516	30,350	30,007	343	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	447	25,819	26,031	—	(212)
South Korean Won,
Expiring 09/16/20	Credit Suisse International	KRW	93,000	77,000	77,836	—	(836)
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	74,913	62,514	62,699	—	(185)
Thai Baht,
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	3,547	114,000	113,730	270	—
Turkish Lira,
Expiring 08/12/20	Barclays Bank PLC	TRY	328	46,716	46,306	410	—
Expiring 09/16/20	Barclays Bank PLC	TRY	1,102	158,010	152,205	5,805	—
Expiring 09/16/20	Barclays Bank PLC	TRY	738	106,000	101,962	4,038	—
Expiring 09/16/20	Barclays Bank PLC	TRY	558	79,000	77,128	1,872	—
Expiring 09/16/20	Barclays Bank PLC	TRY	553	79,000	76,401	2,599	—
Expiring 09/16/20	Barclays Bank PLC	TRY	377	53,000	52,144	856	—
Expiring 09/16/20	Barclays Bank PLC	TRY	339	48,000	46,860	1,140	—
Expiring 09/16/20	Barclays Bank PLC	TRY	335	48,000	46,290	1,710	—
Expiring 09/16/20	Barclays Bank PLC	TRY	312	44,000	43,095	905	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	612	$84,422	$84,482	$—	$(60)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	459	65,933	63,475	2,458	—
Expiring 09/16/20	UBS AG	TRY	199	28,649	27,499	1,150	—
				$10,941,319	$11,082,183	62,185	(203,049)
						$150,742	$(259,580)
Cross currency exchange contracts outstanding at July 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/20	Buy	CZK	1,151	EUR	44	$256	$—	HSBC BANK USA, N.A.
Interest rate swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CNH	2,200	05/11/25	1.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(2)	$(9,625)	$(9,623)
CNH	2,200	05/29/25	2.020%(Q)	7 Day China Fixing Repo Rates(2)(Q)	4	(8,059)	(8,063)
CNH	1,600	07/24/25	2.525%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	(659)	(653)
MXN	12,530	04/28/27	5.930%(M)	28 Day Mexican Interbank Rate(2)(M)	7,325	25,178	17,853
					$7,321	$6,835	$(486)

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).